Provisions	12 Months Ended
Dec. 31, 2021
Provisions
Provisions

15          Provisions

2021
US $’000
Balance at the beginning of the year	21,420
Provisions added during the year	13,711
Provisions utilized during the year	(3,361)
Provisions reversed during the year	(3,437)
Balance at the end of the year	28,333

Legal and employee claims

For legal matters addressed against the Group, see Note 27.

Claims covered by insurance

Claims covered by insurance represent mainly claims for damage to cargo of customers that was shipped in containers at the responsibility of the Company. The Company has agreements with insurance companies that indemnify it in respect of such damages (other than the agreed deductible). Regarding assets that were recognised in respect thereto, see Note 8, insurance recoveries.